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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-05646
                                   -----------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100         Wellesley, Massachusetts       02481
--------------------------------------------------------------------------------
              (Address of principal executive offices)             (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street   Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ----------------------

Date of fiscal year end:         October 31, 2006
                          ------------------------------------


Date of reporting period:       January 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.6%                            SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 35.4%
  American Funds AMCAP - Class A                        220,171   $   4,321,957
  American Growth Fund of America - Class A             263,753       8,550,870
  Calamos Growth - Class A (a)                          147,203       8,721,787
  Fidelity Capital Appreciation (a)                     245,755       6,586,231
  Goldman Sachs Growth Opportunities - Class A (a)      224,103       5,040,074
  iShares Russell 1000 Growth Index (b)                     235          12,161
  Marsico 21st Century                                  574,651       7,912,950
  Wells Fargo Advantage Endeavor Select - Class A (a)   152,697       1,536,131
                                                                  -------------
                                                                     42,682,161
                                                                  -------------
GROWTH AND INCOME FUNDS -- 32.2%
  Fidelity Select Utilities Growth                       67,301       3,019,114
  Hotchkis & Wiley Large Cap Value - Class A            355,544       8,490,399
  iShares Dow Jones Select Dividend Index (b)            97,100       6,053,214
  iShares Dow Jones U.S. Energy Sector Index (b)         43,900       4,258,739
  iShares Goldman Sachs Natural Resources Index (b       10,600       1,069,116
  iShares Russell 1000 Value Index (b)                   14,800       1,060,420
  iShares S&P 500 Index (b)                              17,350       2,217,504
  iShares S&P MidCap 400/BARRA Value Index (b)           73,000       5,458,940
  Powershares Dynamic Market (b)                         74,200       3,529,694
  Vanguard 500 Index - Investor Shares                   32,026       3,777,745
                                                                  -------------
                                                                     38,934,885
                                                                  -------------
SMALL COMPANY FUNDS -- 17.6%
  Buffalo Small Cap (a)                                  47,040       1,275,718
  Diamond Hill Small Cap - Class I                       20,842         527,511
  FBR Small Cap (a)                                      44,408       1,993,009
  iShares S&P SmallCap 600/BARRA Growth Index (b)        21,700       2,701,216
  iShares S&P SmallCap 600/BARRA Value Index (b)         27,400       1,907,314
  Royce Opportunity - Investor Class (a)                352,055       4,773,866
  William Blair Small Cap Growth - Class I (a)          309,031       8,065,712
                                                                  -------------
                                                                     21,244,346
                                                                  -------------
FOREIGN STOCK FUNDS -- 14.4%
  Dodge & Cox International Stock                        95,562       3,566,390
  iShares MSCI EAFE Index (b)                            40,200       2,525,766
  iShares MSCI Emerging Markets Index (b)                64,900       6,540,622
  Lazard International Small Cap - Investor Shares      137,283       2,512,279
  Tocqueville International Value (The)                 141,610       2,271,431
                                                                  -------------
                                                                     17,416,488
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $89,750,740)                       120,277,880
                                                                  -------------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 0.4%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
   (Cost $523,095)                                      523,095    $    523,095
                                                                   ------------

TOTAL INVESTMENTS AT VALUE --100.0% (Cost $90,273,835)             $120,800,975

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                         (23,261)
                                                                   ------------

NET ASSETS -- 100.0%                                               $120,777,714
                                                                   ============


(a)  Non-income producing security.
(b)  Closed-end fund.

See accompanying notes to portfolio of investments.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                            SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 33.0%
  Dodge & Cox Stock                                      27,663   $   3,947,169
  Fidelity Select Utilities Growth                       52,234       2,343,239
  Hotchkis & Wiley Large Cap Value - Class A            275,118       6,569,817
  iShares Dow Jones Select Dividend Index (b)            58,600       3,653,124
  iShares Dow Jones U.S. Energy Sector Index (b)         23,300       2,260,333
  iShares Goldman Sachs Natural Resources Index (b)      10,600       1,069,116
  iShares Russell 1000 Value Index (b)                      200          14,330
  iShares S&P 500 Index (b)                              37,600       4,805,656
  iShares S&P MidCap 400/BARRA Value Index (b)            9,000         673,020
  Powershares Dynamic Market (b)                         39,000       1,855,230
                                                                  -------------
                                                                     27,191,034
                                                                  -------------
GROWTH FUNDS -- 12.3%
  American Funds AMCAP - Class A                        147,027       2,886,132
  Calamos Growth - Class A (a)                           30,316       1,796,235
  Fidelity Capital Appreciation (a)                      59,996       1,607,897
  iShares Russell 1000 Growth Index (b)                     300          15,525
  S&P MidCap 400 Depositary Receipts (b)                 17,580       2,500,755
  Wells Fargo Advantage Endeavor Select - Class A (a)   136,092       1,369,086
                                                                  -------------
                                                                     10,175,630
                                                                  -------------
SMALL COMPANY FUNDS -- 11.6%
  Diamond Hill Small Cap - Class I                        4,168         105,502
  FBR Small Cap (a)                                      23,054       1,034,671
  iShares S&P SmallCap 600/BARRA Growth Index (b)        15,400       1,916,992
  iShares S&P SmallCap 600/BARRA Value Index (b)         27,800       1,935,158
  Royce Opportunity - Investor Class (a)                116,031       1,573,374
  William Blair Small Cap Growth - Class I (a)          114,327       2,983,936
                                                                  -------------
                                                                      9,549,633
                                                                  -------------
HIGH YIELD BOND FUNDS -- 10.5%
  Fidelity Advisor High Income Advantage - Class I      507,580       4,882,918
  MainStay High Yield Corporate Bond - Class A          597,167       3,744,239
                                                                  -------------
                                                                      8,627,157
                                                                  -------------
FOREIGN STOCK FUNDS -- 9.4%
  Dodge & Cox International Stock                        16,862         629,284
  iShares MSCI EAFE Index (b)                            57,300       3,600,159
  Lazard International Small Cap - Investor Shares       49,927         913,670
  Tocqueville International Value (The)                 161,803       2,595,320
                                                                  -------------
                                                                      7,738,433
                                                                  -------------
WORLDWIDE BOND FUNDS -- 5.9%
  Alliance World Dollar Government (b)                   78,800       1,002,336
  Loomis Sayles Global Bond - Institutional Class        55,028         818,812
  PIMCO Foreign Bond - Institutional Class               91,482         948,672
  TCW Galileo Emerging Markets Income - Class I          67,365         538,249
  Templeton Global Bond - Class A                        95,485       1,017,868
  T. Rowe Price Emerging Markets Bond                    36,417         502,549
                                                                  -------------
                                                                      4,828,486
                                                                  -------------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4% (CONTINUED)                SHARES        VALUE
--------------------------------------------------------------------------------
CONVERTIBLE SECURITY FUNDS -- 5.2%
  Davis Appreciation & Income                            83,037    $  2,377,364
  Franklin Convertible Securities - Class A             113,328       1,892,573
                                                                   ------------
                                                                      4,269,937
                                                                   ------------
CORPORATE BOND FUNDS -- 4.8%
  Loomis Sayles Bond - Institutional Class              286,628       3,972,662
                                                                   ------------

GOVERNMENT BOND FUNDS -- 3.8%
  American Century Target Maturities Trust
    Series 2015 - Investor Class                         41,756       3,170,498
                                                                   ------------

HIGH QUALITY BOND FUNDS -- 2.9%
  Dodge & Cox Income                                    188,187       2,367,390
                                                                   ------------


TOTAL INVESTMENT COMPANIES (Cost $67,782,053)                      $ 81,890,860
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 0.6%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
   (Cost $495,472)                                      495,472    $    495,472
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $68,277,525)            $ 82,386,332

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                          (9,105)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 82,377,227
                                                                   ============


(a)  Non-income producing security.
(b)  Closed-end fund.

See accompanying notes to portfolio of investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO *
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.5%                            SHARES        VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 63.5%
  Fidelity Select Medical Delivery (a)                    8,614   $     469,805
  Fidelity Select Wireless (a)                           30,140         218,214
  iShares COMEX Gold (a) (b)                              1,400          79,520
  iShares Dow Jones U.S. Energy Sector Index (b)          8,400         814,884
  iShares Goldman Sachs Natural Resources Index (b)       9,600         968,256
  iShares Goldman Sachs Networking Index (a) (b)         23,000         792,580
  iShares Goldman Sachs Semiconductor Index (b)           4,400         292,292
  iShares MSCI Emerging Markets Index (b)                11,600       1,169,048
  iShares Nasdaq Biotechnology Index (a) (b)              7,900         636,108
  Technology Select Sector SPDR (b)                      44,300         956,880
  T. Rowe Price Emerging Europe & Mediterranean           2,069          59,524
                                                                  -------------
                                                                      6,457,111
                                                                  -------------
MID-CAP FUNDS -- 23.1%
  Calamos Growth - Class A (a)                           13,035         772,332
  iShares S&P MidCap 400/BARRA Growth Index (b)           5,800         462,840
  Luethold Select Industries (a)                         26,299         469,436
  S&P MidCap 400 Depositary Receipts (b)                  4,502         640,409
                                                                  -------------
                                                                      2,345,017
                                                                  -------------
SMALL-CAP FUNDS -- 7.7%
  Buffalo Small Cap (a)                                  11,444         310,373
  Diamond Hill Small Cap - Class I                        1,042          26,376
  Perritt Micro Cap Opportunities (a)                    14,027         449,968
                                                                  -------------
                                                                        786,717
                                                                  -------------
LARGE-CAP FUNDS -- 4.2%
  Fidelity Capital Appreciation (a)                      16,038         429,831
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $7,793,637)                      $  10,018,676
                                                                  -------------

================================================================================
MONEY MARKET SECURITIES -- 3.6%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
   (Cost $369,456)                                      369,456    $    369,456
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 102.1% (Cost $8,163,093)             $ 10,388,132

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%)                        (211,912)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 10,176,220
                                                                   ============


  * Formerly the New Century Aggressive Portfolio.
(a) Non-income producing security.
(b) Closed-end fund.

See accompanying notes to portfolio of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.8%                            SHARES        VALUE
--------------------------------------------------------------------------------
ASIA/PACIFIC FUNDS -- 26.7%
  Eaton Vance Greater India - Class A (a)                48,285   $   1,023,177
  Fidelity Japan                                        194,837       3,692,153
  Fidelity Japan Small Companies                        130,557       2,231,212
  iShares FTSE/Xinhua China 25 Index (b)                 11,200         804,160
  iShares MSCI Australia Index (b)                      151,100       3,082,440
  iShares MSCI Japan Index (b)                          143,800       2,013,200
  iShares MSCI Pacific Ex-Japan Index (b)                21,600       2,285,280
  Matthews China                                         92,249       1,510,112
  Matthews Pacific Tiger - Class I                      112,202       2,297,906
  ProFunds UltraJapan (a)                                64,254       4,393,048
                                                                  -------------
                                                                     23,332,688
                                                                  -------------
DIVERSIFIED FUNDS -- 24.2%
  AllianceBernstein International Growth - Class A       96,380       1,650,033
  Dodge & Cox International Stock                        87,564       3,267,869
  iShares MSCI EAFE Index (b)                            83,800       5,265,154
  Janus Overseas                                         77,164       2,764,024
  Lazard International Small Cap - Investor Shares      120,817       2,210,953
  Oakmark International - Class I                        17,314         412,933
  Oppenheimer International Small Company - Class A (a) 127,099       2,883,881
  Tocqueville International Value (The)                 168,364       2,700,558
                                                                  -------------
                                                                     21,155,405
                                                                  -------------
EUROPE FUNDS -- 19.7%
  iShares MSCI Austria Index (b)                        166,200       5,085,720
  iShares MSCI Belgium Index (b)                        110,600       2,262,876
  iShares MSCI Germany Index (b)                        128,200       2,819,118
  iShares MSCI Sweden Index (b)                          76,000       1,829,320
  iShares MSCI Switzerland Index (b)                     47,500         970,900
  iShares MSCI United Kingdom Index (b)                  61,746       1,214,544
  Ivy European Opportunities - Class A                   95,812       3,019,044
                                                                  -------------
                                                                     17,201,522
                                                                  -------------
AMERICAS FUNDS -- 16.4%
  Fidelity Canada                                        56,310       2,613,904
  iShares MSCI Canada Index (b)                         147,100       3,512,748
  iShares MSCI Mexico Index (b)                          54,800       2,128,432
  iShares S&P Latin American 40 Index (b)                42,200       6,098,322
                                                                  -------------
                                                                     14,353,406
                                                                  -------------
EMERGING MARKETS FUNDS -- 12.8%
  iShares MSCI Emerging Markets Index (b)                57,700       5,815,006
  Oppenheimer Developing Markets - Class A               28,625       1,134,691
  T. Rowe Price Emerging Europe & Mediterranean         147,071       4,231,241
                                                                  -------------
                                                                     11,180,938
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $66,291,134)                     $  87,223,959
                                                                  -------------

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 1.0%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
   (Cost $913,011)                                      913,011    $    913,011
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.8% (Cost $67,204,145)            $ 88,136,970

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                        (710,497)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 87,426,473
                                                                   ============


(a)  Non-income producing security.
(b)  Closed-end fund.

See accompanying notes to portfolio of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.3%                            SHARES        VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 16.0%
  CGM Focus                                              35,746   $   1,384,454
  Diamond Hill Focus Long-Short - Class I               148,970       2,554,842
  Hussman Strategic Growth                              272,745       4,320,275
  Prudent Bear                                          177,563         978,372
  Schwab Hedged Equity                                  229,739       3,356,482
  Weitz Funds (The) - Partners III Opportunity (a)       98,275         997,490
                                                                  -------------
                                                                     13,591,915
                                                                  -------------
GLOBAL MACRO FUNDS -- 13.3%
  Calamos Global Growth and Income - Class A             80,727         810,494
  Capital and Income Strategies  (b)                     20,000         356,400
  First Eagle Global - Class A                          137,552       6,074,292
  Franklin Mutual Discovery - Class Z                    97,535       2,650,038
  Oppenheimer International Bond  - Class A             230,876       1,366,784
                                                                  -------------
                                                                     11,258,008
                                                                  -------------
MERGER ARBITRAGE FUNDS -- 12.8%
  Arbitrage Fund (The) - Class R (a)                    204,006       2,529,679
  Enterprise Mergers and Acquisitions - Class A         307,303       3,604,663
  Gabelli ABC                                            84,202         852,970
  Merger Fund (The)                                     260,902       3,900,483
                                                                  -------------
                                                                     10,887,795
                                                                  -------------
ASSET ALLOCATION FUNDS -- 10.9%
  Berwyn Income                                          96,209       1,152,580
  FPA Crescent - Class I                                112,181       2,940,264
  Greenspring                                            71,287       1,611,796
  Leuthold Core Investment                              145,245       2,579,561
  Oakmark Equity and Income - Class I                    20,749         524,533
  Potomac Contrabond (a)                                 24,198         443,542
                                                                  -------------
                                                                      9,252,276
                                                                  -------------
NATURAL RESOURCES FUNDS -- 10.2%
  FBR Gas Utility Index                                  26,904         483,202
  Permanent Portfolio                                    19,656         592,025
  PIMCO Commodity Real Return Strategy - Class A        217,799       3,266,988
  RS Global Natural Resources                            73,025       2,688,796
  Scudder Global Commodities Stock (b)                   14,000         233,380
  T. Rowe Price New Era                                   8,442         390,588
  Vanguard Precious Metals & Minerals                    38,534       1,043,503
                                                                  -------------
                                                                      8,698,482
                                                                  -------------
OPTION HEDGED FUNDS -- 7.4%
  Analytic Defensive Equity - Institutional Shares      179,415       2,314,447
  Gateway                                               155,379       3,943,527
                                                                  -------------
                                                                      6,257,974
                                                                  -------------
REAL ESTATE FUNDS -- 7.0%
  AIM Select Real Estate Income (b)                      40,170         642,720
  Alpine International Real Estate Equity - Class Y      27,686         906,984
  JPMorgan U.S. Real Estate - Class A                    39,436         810,417

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.3% (CONTINUED)                SHARES        VALUE
--------------------------------------------------------------------------------
REAL ESTATE FUNDS -- 7.0% (CONTINUED)
  Neuberger Berman Real Estate Securities Income (b)     23,000   $     344,770
  DWS RREEF Real Estate (b)(c)                           16,100         348,565
  Third Avenue Real Estate Value                         95,119       2,908,734
                                                                  -------------
                                                                      5,962,190
                                                                  -------------
HIGH YIELD FUNDS -- 7.0%
  Alliance World Dollar Government (b)                   10,000         127,200
  Calamos High Yield - Class A                           32,528         349,024
  Fidelity Capital & Income                              91,780         777,375
  MainStay Global High Income - Class A                 109,811       1,276,002
  MainStay High Yield Corporate Bond - Class A          231,252       1,449,951
  Neuberger Berman Income Opportunity (b)                39,700         587,163
  Nuveen Preferred and Convertible Income (b)            26,000         328,380
  Pioneer High Yield - Class A                           96,040       1,053,564
                                                                  -------------
                                                                      5,948,659
                                                                  -------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.0%
  Fairholme                                              53,178       1,409,229
  Franklin Mutual Beacon - Class Z                       96,698       1,536,532
  Third Avenue Value                                     37,115       2,108,128
                                                                  -------------
                                                                      5,053,889
                                                                  -------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.0%
  Calamos Market Neutral - A Shares                     271,804       3,411,141
                                                                  -------------

MARKET NEUTRAL FUNDS -- 2.7%
  James Advantage Market Neutral - Class A               64,478         790,494
  JPMorgan Mutli-Cap Market Neutral - Select Shares      53,163         564,062
  Laudus Rosenberg Value Long/Short Equity               90,818         968,121
                                                                  -------------
                                                                      2,322,677
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $72,855,956)                     $  82,645,006
                                                                  -------------

================================================================================
MONEY MARKET SECURITIES -- 2.5%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
   (Cost $2,083,382)                                  2,083,382    $  2,083,382
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.8% (Cost $74,939,338)             $ 84,728,388

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                           171,708
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 84,900,096
                                                                   ============


(a)  Non-income producing security.

(b)  Closed-end fund.

(c) Effective February 6, 2006 Scudder RREEF Real Estate Fund became DWS RREEF Real Estate Fund.

See accompanying notes to portfolio of investments.

NEW CENTURY PORTFOLIOS
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

1.  INVESTMENT VALUATION
Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. ("the Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.  INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.  FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of January 31, 2006:

                               New Century    New Century      New Century     New Century     New Century
                                 Capital        Balanced      Opportunistic   International    Alternative
                                Portfolio      Portfolio        Portfolio       Portfolio       Portfolio
                              ------------    ------------    -------------   -------------   -------------

Cost of portfolio
investments                   $ 90,281,836    $ 68,409,055    $  8,186,531    $ 67,204,145    $ 74,943,401
                              ============    ============    ============    ============    ============

Gross unrealized
appreciation                  $ 30,519,139    $ 14,335,696    $  2,216,596    $ 20,989,831    $ 10,450,912
Gross unrealized
depreciation                          (-)         (358,419)        (14,995)        (57,006)       (665,925)
                              ------------    ------------    ------------    ------------    ------------


Net unrealized appreciation   $ 30,519,139    $ 13,977,277    $  2,201,601    $ 20,932,825    $  9,784,987
                              ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President

Date          March 15, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President

Date          March 15, 2006
     -----------------------------------



By (Signature and Title)*    /s/ Nicole M. Tremblay
                           -------------------------------------------

                           Nicole M. Tremblay, Treasurer

Date          March 15, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.